Equity Investments in Unconsolidated Subsidiaries - Fair Value Quantitative Information (Details) (LSC Entities)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
LSC Entities
Schedule of Equity Method Investments [Line Items]
Average age of insured	81 years 1 month 6 days	80 years 1 month 6 days
Average life expectancy, months(1)	121 months	131 months
Average face amount per policy	6,616,000	6,611,000
Effective discount rate(2)	7.50%
Effective Discount Rate, estimated internal rate of return	13.90%	14.20%